Income Taxes - Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Allowance for loan losses	$ 1,293	$ 1,181
Deferred compensation liability	2,429	2,485
Net operating loss carryforward	94	267
Other real estate owned	469	488
Acquisition fair value adjustments	23	76
Unrealized loss on securities available-for-sale	3,921	0
Other	0	206
Total	8,229	4,703
Deferred tax liabilities
Premises and equipment	1,686	1,622
Unrealized gain on securities available-for-sale	0	1,376
Core deposit intangible	130	157
Other	134	0
Total	1,950	3,155
Net deferred tax asset	$ 6,279	$ 1,548